Other Income - Net (Schedule Of Other Income - Net From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income - Net [Abstract]
Market value gains on assets held in deferred compensation trust	$ 798	$ 2,210	$ 5,802
Loss on disposal of property and equipment	(441)	(425)	(369)
Interest income	426	444	423
Other - net	(66)	39	18
Total other income	$ 717	$ 2,268	$ 5,874